CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,328,920	$ 2,648,051	¥ 32,935,111
Restricted cash	8,320,728	1,139,935	5,542,271
Short-term investments	14,137,566	1,936,839	16,810,107
Trade and notes receivables, net (Allowance for expected credit losses of RMB46.2 million and RMB38.5 million as of December 31, 2023 and 2024, respectively)	1,676,246	229,645	4,657,652
Amounts due from related parties, net (Allowance for expected credit losses of RMB8.8 million and RMB10.1 million as of December 31, 2023 and 2024, respectively)	7,702,404	1,055,225	1,722,603
Inventory	7,087,223	970,946	5,277,726
Prepayments and other current assets, net (Allowance for expected credit losses of RMB5.4 million and RMB1.9 million as of December 31, 2023 and 2024, respectively)	3,632,956	497,713	3,434,763
Total current assets	61,886,043	8,478,354	70,380,233
Non-current assets:
Long-term restricted cash	97,720	13,388	144,125
Property, plant and equipment, net	25,892,904	3,547,313	24,847,004
Intangible assets, net	29,648	4,062	29,648
Land use rights, net	201,995	27,673	207,299
Long-term investments	3,126,007	428,261	5,487,216
Right-of-use assets - operating lease	12,797,158	1,753,203	11,404,116
Other non-current assets, net (Allowance for expected credit losses of RMB53.4 million and RMB59.4 million as of December 31, 2023 and 2024, respectively)	3,573,137	489,518	4,883,561
Total non-current assets	45,718,569	6,263,418	47,002,969
Total assets	107,604,612	14,741,772	117,383,202
Current liabilities:
Short-term borrowings	5,729,561	784,947	5,085,411
Trade and notes payable	34,400,000	4,711,036	29,766,134
Amounts due to related parties, current	¥ 409,363	$ 56,083	¥ 561,625
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Taxes payable	¥ 400,146	$ 54,820	¥ 349,349
Current portion of operating lease liabilities	1,945,987	266,599	1,743,156
Current portion of long-term borrowings	3,397,622	465,472	4,736,087
Accruals and other liabilities	16,041,079	2,197,619	15,556,354
Total current liabilities	62,311,024	8,536,576	57,798,116
Non-current liabilities:
Long-term borrowings	11,440,755	1,567,377	13,042,861
Non-current operating lease liabilities	11,260,735	1,542,714	10,070,057
Deferred tax liabilities	127,467	17,463	212,347
Total non-current liabilities	31,787,045	4,354,808	29,989,070
Total liabilities	94,098,069	12,891,384	87,787,186
Commitments and contingencies (Note 27)
MEZZANINE EQUITY
Redeemable non-controlling interests	7,441,997	1,019,549	3,860,384
Total mezzanine equity	7,441,997	1,019,549	3,860,384
SHAREHOLDERS' EQUITY
Less: Treasury shares (18,061,024 and 3,472,933 shares as of December 31, 2023 and December 31, 2024, respectively)	(239,328)	(32,788)	(1,849,600)
Additional paid in capital	118,688,242	16,260,222	117,717,254
Accumulated other comprehensive income	582,659	79,823	432,991
Accumulated deficit	(113,100,000)	(15,490,281)	(90,758,034)
Total NIO Inc. shareholders' equity	5,967,023	817,478	25,546,233
Non-controlling interests	97,523	13,361	189,399
Total shareholders' equity	6,064,546	830,839	25,735,632
Total liabilities, mezzanine equity and shareholders' equity	107,604,612	14,741,772	117,383,202
Related party
Non-current liabilities:
Other non-current liabilities	329,492	45,140
Nonrelated party
Non-current liabilities:
Other non-current liabilities	8,628,596	1,182,114	6,663,805
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	3,406	467	3,368
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 35	¥ 254